7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Accounts payable and accrued liabilites (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE
Trade Vendors	$ 1,368,122	$ 1,488,622
Professional Advisors	2,891,021	3,059,594
Total Accounts Payable	4,259,143	4,548,216
ACCRUED LIABILITIES
Accrued salaries and wages	1,140,109	1,127,089
Judgment Interest	608,073	482,404
Other	409,427	409,427
Total Accrued Liabilities	2,157,609	2,018,920
TOTAL	$ 6,416,752	$ 6,567,136